UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 - June 30, 2004

ITEM 1. EXCERPTS FROM NEWSLETTER TO SHAREHOLDERS REGARDING FINANCIAL STATEMENTS

Note to the SEC: Kavilco Inc is an Alaska Native Corporation that operates under the Investment Company Act of 1940. The Alaska Native Claims Settlement Act, which is our primary regulating authority, places numerous restrictions on the company's stock. Kavilco's stock can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. The following discussion has been edited so that only the portfolio and financial issues from Kavilco's newsletter are attached to the N-CSR. Topics that were not addressed in our filing are Direct Deposit, Application for Grant Funds, News from Kasaan, and Obituaries for 2 deceased shareholders.

ANNUAL MEETING OF SHAREHOLDERS
The 2004 Annual Shareholders meeting is scheduled for Saturday, November 6th. The meeting will be held at the Ted Ferry Civic Center in Ketchikan. Registr-ation will begin at 11:00 a.m. and end at 12:00 noon. The meeting will begin at 1:00 p.m. and end at 3:00 p.m. The primary items of business are the ap-proval of the Corporation's independent public accountants and the election of directors. The directors whose terms expire this year are Laid Jones, Melanie Locklear and Louis A. Thompson.

The banquet after the meeting will be held in the Cape Fox Lodge. Doors will open at 5:30 p.m.

PORTFOLIO
A Mid-Year Review

Low interest rates are still taking a toll on our portfolio. Consider an article entitled "The Frustrating Hunt for Decent Returns" in the July 19, 2004 edition of the BARRON'S magazine. It discusses the lack of volatility and limited earnings in the bond market. The following is a quote from a portfolio manager; "The bond market is craving volatility. It is challenging to make money in a stagnant market". Last year we made $235,174 in active trading of Treasury
Bonds in a very volatile bond market. Accordingly, we have not been able to institute our bond trading strategy this year.

What about the general level of interest rates? From the June 19, 2004 edition of THE ECONOMIST we have "average interest rates in the big economies [are] at their lowest in recorded history." So what is Kavilco's plan of attack for dealing with the credit market?

Before answering that let's take a look at the current economic environment. The Federal Reserve Board (Fed) was concerned about deflation when the stock market bubble burst in March 2000. The Fed started a reflationary policy (first time ever that the Fed's policy was to create inflation) by flooding the economy with liquidity which drove interest rates to an historical low while creating financial bubbles in housing and in bonds and other credit instuments. The Fed has been successful in creating inflation and now has changed course and become an inflation fighter. In June, the Fed launched its first salvo to stem inflation by increasing short-term interest rates by .25%. The Fed stated that we can anticipate measured increases in interest rates in the months ahead. The Fed can handle inflation, but what about the financial bubbles? A look back at 1994 may hold the key to the unwinding of the speculative excess in the credit markets.

When the Fed started increasing interest rates in 1994, investors were unaware of the speculative excess in the credit markets. The bond market reacted violently and we had the biggest crash in the history of the bond market (the value of bonds pummeled because interest rates were soaring).

In summary, short term interest rates are starting to rise courtesy of the Fed and long term interst rates may spike when all the credit market bubbles burst. Our investment strategy encompasses three major areas. For the near term, we will invest in commercial paper, which has a higher yield than our money market account. Second, to offset the decline in our interest income, we will sell some of our high yielding bond investments that currently have unrealized gains. Last but most important, when interest rates spike due to previously discussed inflation and financial bubbles bursting we will lock in higher yielding bonds with long term maturities. However, if our prognosti-cation is incorrect about an interest rate spike we could be in for some terrible earnings in 2005 and beyond.

What is our view on stocks? If our current economic situation is healthy, why is the S&P 500 stock index selling below its price of June, 1998 and the Dow Jones Industrial Average gone nowhere since the first day of the year? The stock market is a discounting mechanism that looks out six to nine months on the economic horizon. There is something "out there" that's weighing the market down, dragging the markets slowly and persistently lower. We don't know what it is but we do know that increases in interest rates will eventually drive stock prices down.

As a point of reference, it has been our contention over the past three years that the primary trend in stocks is down because the excesses from the stock market mania of the 1990's have not been completely wrung out of the market (stock market valuations are exceptionally high). However, we have invested in companies that mine precious metals. This is a long-term investment and we feel it is appropriate given the inflationary pressures and the bear market in the U.S. dollar.

POSSIBLE REDUCTION IN FALL DIVIDEND

You can see from the previous discussion that we are still fighting an uphill battle looking for yield. So far this year we have had over $3,000,000 in bonds that have either matured or were sold. Another $5,000,000 in U.S. Treasury Bonds will mature in August. Once again we are confronted with our old economic nemesis - reinvestment risk. Here is the situation; high yielding bonds (+7%) are replaced by com-mercial paper with an average yield of 1.31%. This disparity has a major impact on our earnings.

In the current economic environment, there is no way we can make up for the lost revenue due to the aforementioned reinvestment issues. However, the board has decided to sell some bonds to boost earnings from the current low level. In no way will the bond sales bring us up to last year's income figures. This strategy assumes that we will be able to invest in bonds that have a higher yield than what we are witnessing today. If our analysis is incorrect and interest rates do not rise above today's rate, then our dividends will be reduced even more in the years ahead.

KAVILCO INCORPORATED


STATEMENT OF ASSETS                     FOR THE SIX MONTHS
AND LIABILITIES                         ENDED JUNE 30, 2004(UNAUDITED)

ASSETS

Securities, at value -
 Identified cost of $32,636,587        $34,545,968
Real Estate at fair value                3,588,815
Cash                                       627,478
Interest receivable                        439,544
Prepaid expenses and other assets           31,380
Premises and
 equipment (Net of depreciation)             8,938
                                       -----------

     Total Assets                       39,242,123
                                       -----------

LIABILITIES

Accounts payable and accrued expenses          278
                                       -----------

     Total Liabilities                         278
                                       -----------

NET ASSETS(12,000 shares outstanding)  $39,241,845
                                       ===========

Net asset value per outstanding share
 ($39,241,845 divided by 12,000
 shares outstanding)                     $3,270.15
                                       ===========

 See accompanying notes to the Financial Statement

KAVILCO INCORPORATED


SCHEDULE OF INVESTMENTS                 FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2004 (UNAUDITED)

                                        PRINCIPAL
                                        AMOUNT/SHARES   VALUE
--------------------------------------------------------------------
INVESTMENTS IN SECURITIES -
	88% OF NET ASSETS

 U.S. GOVERNMENT SECURITIES - 18.7%
  U.S. Treasury Notes, 7.25%
   due August 15, 2004                 5,000,000       $ 5,037,500
  U.S. Treasury Notes, 1.500%
   due March 31, 2006		       1,000,000           981,875
  Federal National Mortgage
   Association, 6.210%
   due November 7, 2007                1,000,000         1,079,643
  Federal National Mortgage
   Association, 6.150%
   due December 10, 2007               1,000,000         1,078,766
                                                        -----------
     Total U.S. Government Securities
      (cost $7,860,567)                                  8,177,784
                                                        -----------

COMMERCIAL PAPER - 30.6%
 Florida Power & Light, 1.210%
  due July 12, 2004		       2,000,000	 1,999,261
 Kinder Morgan Inc, 1.220%
  due July 20, 2004      	       2,000,000	 1,998,575
 Sunoco, 1.390% due July 23, 2004      1,031,000	 1,030,124
 GMAC, 1.410% due July 24, 2004	       2,000,000	 1,997,991
 DaimilerChrysler, 1.440% due
  July 26, 2004			       2,000,000	 1,998,000
 Maytag, 1.340% due July 26, 2004      1,000,000	   999,069
 Proctor and Gamble, 1.220% due
  July 28, 2004			       2,000,000	 1,998,170
							-----------
     Total Commercial Paper (cost $12,019,973)		12,021,190
							-----------
CORPORATE BONDS - 35.8%
 Banking - 5.5%
  Chase Manhattan Corp., 6.50%
   due January 15, 2009                2,000,000         1,084,063
  Chemical Bank Corp., 7.875%
   due July 15, 2006                   1,000,000         1,098,570
 Beverage (soft drink) - 2.2%
  Coca-Cola Enterprises, 8.50%
   due February 1, 2012                  700,000           855,584
 Diversified financial services - 3%
  General Electric Capital Corp., 8.50%
   due July 24, 2008                   1,000,000         1,159,188
 Electric Utility - .5%
  Potomac Electric Power, 6.5%
   due March 15, 2008                    190,000           204,389
 Entertainment - 0.7%
  Walt Disney Co., 5.80%
   due October 27, 2008                  290,000           303,354
 Finance - auto loans - 2.1%
  General Motors Acceptance Corp.,
   6.625% due October 15, 2005           827,000           860,420
 Food Processing - 6.0%
  Heinz Corp., 6.00%
   due March 15, 2008                    229,000           245,395
  Hershey Foods Corp., 6.95%
   due August 15, 2012                 1,000,000         1,131,462
 Petroleum (integrated) - 2.5%
  Texaco Capital Inc., 5.70%
   due December 1, 2008                  975,000           998,642
 Retail Store - 3.2%
  Dayton Hudson, 8.60%
   due January 15, 2012                  100,000           123,213
  Wal-Mart Stores, 6.875%
   due August 10, 2009                 1,000,000         1,115,064

KAVILCO INCORPORATED


SCHEDULE OF INVESTMENTS (CONTINUED)     FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2004 (UNAUDITED)

                                        PRINCIPAL
CORPORATE OBLIGATIONS CONTINUED         AMOUNT/SHARES   VALUE
--------------------------------------------------------------------
 Securities Brokerage - 8.9%
  Bear Stearns Co. Inc., 7.625%
   due December 7, 2009                1,000,000         1,135,518
  Merrill Lynch & Co., 6.375%
   due October 15, 2008                1,000,000         1,077,409
  Paine Webber Group, Inc., 8.875%
   due March 15, 2005                  1,000,000         1,044,819
 Telecommunication Services - 6.4%
  GTE Corp., 6.460%
   due April 15, 2008                    500,000           534,008
  Pacific Bell, 6.125%
   due February 15, 2008               1,000,000         1,066,919
                                                        ----------
     Total Corporate Obligations (cost $12,531,335)     14,038,017
                                                        ----------
COMMON STOCK - 0.8% OF NET ASSETS
 Drug Industry - .07%
  Merck & Co Inc Com			     550	    26,125
 Gold/Silver Mining - .19%
  Barrick Gold				   1,200	    23,700
  Coeur D' Alene Mines Corp.		   3,000	    12,240
  Freeport-McMoRan Copper & Gold Inc.        600	    19,890
  Newmont Mining		             500	    19,380
 Medical Supplies Industry - .07%
  Zimmer Holding Inc			     300	    26,460
 Real Estate Investment Trust - .06%
  First Industrial Realty Trust		     700            25,816
 Technology - 0.4%
  Microsoft Corp.                          2,720           155,366
                                                         ---------
     Total common stock (cost $224,711)                    282,852
                                                         ---------
       Total investments in securities
         (identified cost $32,636,586)

TOTAL PORTFOLIO                                        $34,519,843
                                                       ===========

     See accompanying notes to the Financial Statement

KAVILCO INCORPORATED


STATEMENT OF OPERATIONS                 FOR THE SIX MONTHS
                                        ENDED JUNE 30, 2004 (UNAUDITED)
-----------------------------------------------------------------------
INVESTMENT INCOME

Income
 Interest and Dividend                 $  792,415
 Net amortization of premiums              34,647
                                       ----------
     Total income                         827,062

Expenses
 Salaries and benefits                    132,939
 Legal and accounting services             18,615
 Director's compensation and expenses     120,009
 Insurance expense                         35,181
 General and administrative                71,360
                                       ----------
     Total expenses                       378,104
                                       ----------
Investment income, net                    448,958
                                       ----------

REALIZED AND UNREALIZED NET GAIN ON INVESTMENTS

Net realized loss on securities
	(See Note 4)	                  (23,882)
Increase (decrease) in net unrealized
 gain on investments 	                 (657,594)
                                       ----------
     Net loss on investments             (681,476)
                                       ----------

OPERATING INCOME                         (232,518)

Other income                               24,118

Net increase (decrease) in net
 assets resulting from operations      $ (208,400)
                                      ===========

 See accompanying notes to the Financial Statement

KAVILCO INCORPORATED


STATEMENT OF CHANGES                    FOR THE SIX MONTHS IN
NET ASSETS                              ENDED JUNE 30, 2004 (UNAUDITED)
-----------------------------------------------------------------------
INCREASE IN NET ASSETS

Operations
 Net investment income                 $   448,958
 Net other income                           24,118
 Realized loss on securities
	(See Note 4)	                   (23,882)
 Net increase (decrease) in
   unrealized appreciation on
   investments 		                  (657,594)
					----------
     Net increase in net assets
      from operations                     (208,400)

Dividends to shareholders                 (123,000)
                                        ----------
     Total increase in net assets         (331,400)

NET ASSETS

Beginning of period                     39,573,245
                                       -----------
Six months ended June 30, 2004         $39,241,845
                                       ===========

 See accompanying notes to Financial Statements

NOTES TO THE FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

NOTE 1. SEC COMPLIANCE
The following information dicussed in Notes 1 and 2 are required to be conveyed to shareholders pursuant to Section 30 of the Investment
Company Act of 1940.
Board fees               $29,700
Officer's Compensation  $102,142

NOTE 2. PURCHASES AND SALES OF SECURITIES
Purchases and sales of Treasury Bonds for the 6 months ended June 30, 2004 totaled $13,291,976 and $3,341,649 respectively.

NOTE 3. UNREALIZED GAIN ON INVESTMENTS
Unrealized gain/loss is an accounting adjustment and does not enter into the calculation of dividend payments. The $657,594 unrealized gain is directly related to inflationary pressures and the Federal Reserve Board's action to increase interest rates. Increase in interest rates will adversely effect the value of our bond portfolio but will afford Kavilco an opportunity to invest at higher interest rates.

NOTE 4. NET REALIZED LOSS ON SECURITIES
Kavilco had two long-term bonds that had credit problems. Ford Motor Company and Xcel Energy Corporation had their debt down-graded to junk status
(highly speculative). The major question was could these two companies operate as viable concerns until the bonds mature in 2028? We did not want to take a chance so the bonds were sold at a net loss. The net loss from the sales of bonds and equities has been off set with the sale of J.P. Morgan and Chase & Co. bonds that resulted in a net gain of $137,222.

ITEM 2. CODE OF ETHICS

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included in the financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable (disclosure required in Annual Report on N-CSR only).

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act(ANCSA), which is our primary regulating authority, places numerous restrictions on the company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 9. CONTROLS AND PROCEDURES
(a) The registrant's President and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940) are effective in design and operation and are sufficient to form the basis of the certifications required, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. - EXHIBITS

(a)  Not Applicable
(b)(1) Filed as Exhibit
(b)(2) Filed as Exhibit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
August 21, 2004

By /s/Scott Burns
Scott Burns
Chief Financial Officer
August 21, 2004